Schedule of Investments
August 31, 2022(unaudited)
One Rock Fund

				Shares or Principal
Security Description				Amount ($)		Fair Value ($)(1)

Common Stocks - 94.83%

Arrangement of Transportation of Freight & Cargo - 0.81%
Forward Air Corp.				800		77,632

Air Transportation, Scheduled - 0.98%
Delta Air Lines, Inc. (2)				3,000		93,210

Electromedical & Electrotherapeutic Apparatus - 1.60%
InMode Ltd. (2)				4,800		153,312

Electronic Components, Nec - 2.33%
Impinj, Inc. (2)				2,500		223,200

Fabricated Plate Work (Boiler Shops) - 2.23%
Chart Industries, Inc. (2)				1,100		213,246

Finance Services - 2.17%
Coinbase Global, Inc. Class A (2)				3,100		207,080

Metal Mining - 2.89%
Cleveland-Cliffs, Inc. (2)				11,000		189,970
Lithium Americas Corp. (Canada) (2)				3,000		85,950

						275,920

Motor Vehicle Parts & Accessories - 0.45%
Luminar Technologies, Inc. Class A (2)				5,000		43,100

Motor Vehicles & Passenger Car Bodies - 5.76%
Polestar Automotive Holding UK PLC Class A ADS (2)				7,000		54,740
Tesla, Inc. (2)				1,800		496,098

						550,838

Motors & Generators - 0.69%
Generac Holdings, Inc. (2)				300		66,123

Optical Instruments & Lenses - 3.57%
II-VI, Inc. (2)				1,400		66,122
KLA Corp.				800		275,304

						341,426

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.15%
Avient Corp.				2,500		109,575

Printed Circuit Boards - 1.26%
Jabil, Inc.				2,000		120,600

Radio & TV Broadcasting & Communications Equipment - 0.61%
Cambium Networks Corp. (2)				3,000		58,380

Real Estate Agents & Managers (For Others) - 2.72%
OpenDoor Technologies, Inc. Class A (2)				60,000		259,800

Semiconductors & Related Devices - 15.04%
Advanced Micro Devices, Inc. (2)				900		76,383
Enphase Energy, Inc. (2)				796		228,006
indie Semiconductor, Inc. (2)				4,000		34,040
Marvell Technology Group Ltd.				4,700		220,054
NXP Semiconductors N.V. (Netherlands)				900		148,122
SolarEdge Technologies, Inc. (Israel) (2)				800		220,776
Wolfspeed, Inc. (2)				4,500		510,615

						1,437,996

Services-Business Services, Nec. - 0.66%
Zillow Group, Inc. Class A (2)				1,900		63,460

Services-Computer Programming Services - 4.16%
Zscaler, Inc. (2)				2,500		398,100

Services-Computer Programming, Data Processing, Etc. - 11.69%
Baidu, Inc. (2)				3,000		431,910
Five9, Inc. (2)				1,500		147,165
Pinterest, Inc. Class A (2)				6,500		149,760
Trade Desk, Inc. Class A (2)				6,200		388,740

						1,117,575

Services-Equipment Rental & Leasing - 2.75%
United Rentals, Inc. (2)				900		262,836

Services-Prepackaged Software - 18.22%
Bill.com Holdings, Inc. (2)				3,000		485,640
Cloudflare, Inc. Class A (2)				2,200		137,654
CrowdStrike Holdings, Inc. Class A (2)				650		118,697
CyberArk Software Ltd. (Israel) (2)				1,200		173,136
MicroStrategy, Inc. Class A (2)				300		69,468
MongoDB, Inc. Class A (2)				800		258,288
Shopify, Inc. Class A (2)				3,600		113,940
Snowflake, Inc. Class A (2)				1,400		253,330
UiPath, Inc. Class A (2)				8,000		131,600

						1,741,753

Special Industry Machinery - 2.03%
ASML Holding N.V. (Netherlands)				250		122,485
Desktop Metal, Inc. (2)				22,500		71,550

						194,035

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.11%
Steel Dynamics, Inc.				2,500		201,800

Telephone & Telegraph Apparatus - 5.01%
Ciena Corp. (2)				7,000		355,180
Fabrinet (2)				1,200		123,408

						478,588

Water Transportation - 2.88%
Carnival Corp. (2)				18,000		170,280
Norwegian Cruise Line Holdings Ltd. (2)				8,000		104,640

						274,920
Water, Sewer, Pipeline, Comm & Power Line Construction - 1.06%
Dycom Industries, Inc. (2)				900		100,908

Total Common Stock				(Cost $ 8,795,587)		9,065,413

Money Market Registered Investment Companies - 0.59%

Federated Government Obligations Fund Institutional Shares 2.10% (5)				56,081		56,081

Total Money Market Registered Investment Companies				(Cost $ 56,081)		56,081

Total Investments - 95.42%				(Cost $ 8,851,668)		9,121,494

Other Assets less Liabilities - 4.58%						437,852

Total Net Assets - 100.00%						9,559,346

Futures Contracts

						Value and
						Unrealized
	Long (Short)		Notional Value of			Appreciation
	Contracts	Expiration Date	Contracts ($)	Value		(Depreciation)($)**
Index Futures
E Mini Nasdaq 100 Futures	2	9/1/2022	477,454	491,410		13,956

Total Futures Contracts	2		477,454	491,410		13,956

				(Cost $ 477,454)		13,956

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2022in valuing the Fund's assets carried at fair value:

				Investments in		Other Financial
Valuation Inputs				Securities		Instruments (9)
Level 1 - Quoted Prices				$9,121,494	$
Level 2 - Other Significant Observable Inputs						-
Level 3 - Significant Unobservable Inputs				-		-
Total				$9,121,494		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2022